Additional Notes - Summary of Capital Management (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Notes [Abstract]
Stockholders’ Equity	€ 49,049,239	€ 157,409,549	€ 244,875,943	€ 621,322,017
Equity capital (in percentage)	2.40%	6.60%
Total Liabilities	€ 1,977,261,974	€ 2,239,522,714
Liabilities capital (in percentage)	97.60%	93.40%
Total Capital	€ 2,026,311,213	€ 2,396,932,263